Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Accrued compensation and payroll taxes	$ 112,207	$ 149,019	$ 463,604
Accrued taxes payable - Argentina	296,316	292,535	63,550
Accrued interest	433,445	404,239	255,481
Other accrued expenses	345,146	339,574	217,886
Accrued expenses, current	1,187,114	1,185,367	1,000,521
Accrued payroll tax obligations, non-current	104,121	57,786	247,515
Total accrued expenses	$ 1,291,235	$ 1,243,153	$ 1,248,036